Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 11,057,132	$ 12,015,206	$ 13,103,808
Cash Flows	(8,974,216)	(933,392)	(993,723)
Non-cash changes,Foreign exchange	(158,792)	(75,751)	(368,507)
Non-cash changes,Other		51,069	273,628
Ending Balance	1,924,124	11,057,132	12,015,206
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,066,106	33,902,074	30,826,215
Cash Flows	4,088,537	136,920	3,876,991
Non-cash changes,Foreign exchange	(529,736)	(972,888)	(802,975)
Non-cash changes,Other			1,843
Ending Balance	36,624,907	33,066,106	33,902,074
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	18,690,384	38,781,416	41,378,182
Cash Flows	23,703,692	(13,702,875)	(2,500,000)
Non-cash changes,Other	(1,857,418)	(6,388,157)	(96,766)
Ending Balance	40,536,658	18,690,384	38,781,416
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	235,992	296,694	665,793
Cash Flows	14,219,408	(59,819)	252,269
Non-cash changes,Foreign exchange	(85,631)	(883)	(2,021)
Non-cash changes,Other			(619,347)
Ending Balance	14,369,769	235,992	296,694
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,576,864	6,031,025	6,006,457
Cash Flows	(699,680)	(726,626)	(633,488)
Non-cash changes,Foreign exchange	(144,419)	(10,036)	(78,432)
Non-cash changes,Other	335,989	282,501	736,488
Ending Balance	5,068,754	5,576,864	6,031,025
Other financial liabilities - noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,746,624	20,093,441	20,410,355
Non-cash changes,Foreign exchange	(163,387)	281,219	(698,127)
Non-cash changes,Other	382,972	371,964	381,213
Ending Balance	$ 20,966,209	$ 20,746,624	$ 20,093,441